Payroll, staff and employee benefits obligations - Payroll and staff (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee
Personnel expenses
Wages and salaries (including social charges) | $	$ 9,002	$ 9,207	$ 8,908
Group employees
Total	101,279	101,309	105,476
France
Group employees
Management	14,130	13,903	14,016
Other	20,829	21,232	21,886
International
Group employees
Management	18,183	17,346	17,102
Other	48,137	48,828	52,472